UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Steven I. Koszalka

American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds College Target Date Series®
American Funds College 2033 FundSM
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 19.5%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	51,809	$2,618
The Growth Fund of America, Class R-6	60,076	2,756
		5,374
Growth-and-income funds 68.5%
Capital World Growth and Income Fund, Class R-6	112,795	5,373
Fundamental Investors, Class R-6	100,235	5,374
International Growth and Income Fund, Class R-6	124,672	3,996
The Investment Company of America, Class R-6	110,139	4,133
		18,876
Equity-income and Balanced funds 1.0%
American Funds Global Balanced Fund, Class R-6	9,050	276
Fixed income funds 11.0%
Capital World Bond Fund, Class R-6	71,427	1,378
U.S. Government Securities Fund, Class R-6	117,180	1,653
		3,031
Total investment securities 100.0% (cost: $27,683,000)		27,557
Other assets less liabilities 0.0%		(8)
Net assets 100.0%		$27,549
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$57
Gross unrealized depreciation on investment securities	(183)
Net unrealized depreciation on investment securities	(126)
Cost of investment securities	27,683
American Funds College Target Date Series — American Funds College 2033 Fund — Page 1 of 8

American Funds College 2030 Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 13.7%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	437,179	$22,091
The Growth Fund of America, Class R-6	1,172,773	53,795
		75,886
Growth-and-income funds 52.4%
Capital World Growth and Income Fund, Class R-6	1,588,679	75,685
Fundamental Investors, Class R-6	1,261,606	67,635
International Growth and Income Fund, Class R-6	1,668,716	53,482
The Investment Company of America, Class R-6	2,164,454	81,232
Washington Mutual Investors Fund, Class R-6	309,095	12,648
		290,682
Equity-income and Balanced funds 10.0%
American Funds Global Balanced Fund, Class R-6	1,821,125	55,453
Fixed income funds 23.9%
The Bond Fund of America, Class R-6	1,705,681	21,764
Capital World Bond Fund, Class R-6	1,434,467	27,671
U.S. Government Securities Fund, Class R-6	5,912,758	83,429
		132,864
Total investment securities 100.0% (cost: $536,657,000)		554,885
Other assets less liabilities 0.0%		(250)
Net assets 100.0%		$554,635
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$22,835
Gross unrealized depreciation on investment securities	(4,607)
Net unrealized appreciation on investment securities	18,228
Cost of investment securities	536,657
American Funds College Target Date Series — American Funds College 2030 Fund — Page 2 of 8

American Funds College 2027 Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 8.4%	Shares	Value (000)
The Growth Fund of America, Class R-6	876,913	$40,224
Growth-and-income funds 43.3%
American Mutual Fund, Class R-6	396,500	14,619
Capital World Growth and Income Fund, Class R-6	822,992	39,207
International Growth and Income Fund, Class R-6	1,410,763	45,215
The Investment Company of America, Class R-6	1,557,418	58,450
Washington Mutual Investors Fund, Class R-6	1,223,199	50,053
		207,544
Equity-income and Balanced funds 11.0%
American Funds Global Balanced Fund, Class R-6	1,724,550	52,513
Fixed income funds 37.3%
American Funds Mortgage Fund, Class R-6	1,046,127	10,702
The Bond Fund of America, Class R-6	6,475,403	82,626
Capital World Bond Fund, Class R-6	985,141	19,003
U.S. Government Securities Fund, Class R-6	4,703,532	66,367
		178,698
Total investment securities 100.0% (cost: $464,691,000)		478,979
Other assets less liabilities 0.0%		(237)
Net assets 100.0%		$478,742
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,322
Gross unrealized depreciation on investment securities	(2,034)
Net unrealized appreciation on investment securities	14,288
Cost of investment securities	464,691
American Funds College Target Date Series — American Funds College 2027 Fund — Page 3 of 8

American Funds College 2024 Fund®
July 31, 2015
unaudited
Fund investments Growth-and-income funds 35.4%	Shares	Value (000)
American Mutual Fund, Class R-6	2,572,038	$94,831
International Growth and Income Fund, Class R-6	1,604,141	51,413
Washington Mutual Investors Fund, Class R-6	1,844,470	75,476
		221,720
Equity-income and Balanced funds 16.0%
American Funds Global Balanced Fund, Class R-6	2,495,633	75,992
The Income Fund of America, Class R-6	1,140,734	24,320
		100,312
Fixed income funds 48.6%
American Funds Mortgage Fund, Class R-6	7,528,977	77,021
The Bond Fund of America, Class R-6	12,113,700	154,571
Intermediate Bond Fund of America, Class R-6	1,653,749	22,425
U.S. Government Securities Fund, Class R-6	3,598,693	50,778
		304,795
Total investment securities 100.0% (cost: $620,315,000)		626,827
Other assets less liabilities 0.0%		(328)
Net assets 100.0%		$626,499
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,296
Gross unrealized depreciation on investment securities	(784)
Net unrealized appreciation on investment securities	6,512
Cost of investment securities	620,315
American Funds College Target Date Series — American Funds College 2024 Fund — Page 4 of 8

American Funds College 2021 Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth-and-income funds 16.3%	Shares	Value (000)
American Mutual Fund, Class R-6	3,178,760	$117,201
Equity-income and Balanced funds 17.5%
The Income Fund of America, Class R-6	5,896,679	125,717
Fixed income funds 66.2%
American Funds Mortgage Fund, Class R-6	15,352,123	157,052
The Bond Fund of America, Class R-6	13,316,233	169,915
Intermediate Bond Fund of America, Class R-6	11,015,839	149,375
		476,342
Total investment securities 100.0% (cost: $711,242,000)		719,260
Other assets less liabilities 0.0%		(370)
Net assets 100.0%		$718,890
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
American Funds Mortgage Fund, Class R-6	8,475,513	6,876,610	—	15,352,123	$2,305	$157,052
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,130
Gross unrealized depreciation on investment securities	(1,112)
Net unrealized appreciation on investment securities	8,018
Cost of investment securities	711,242
American Funds College Target Date Series — American Funds College 2021 Fund — Page 5 of 8

American Funds College 2018 Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Equity-income and Balanced funds 8.4%	Shares	Value (000)
The Income Fund of America, Class R-6	2,813,657	$59,987
Fixed income funds 91.6%
American Funds Mortgage Fund, Class R-6	20,519,430	209,914
The Bond Fund of America, Class R-6	9,272,130	118,312
Intermediate Bond Fund of America, Class R-6	20,146,785	273,191
Short-Term Bond Fund of America, Class R-6	5,419,734	54,143
		655,560
Total investment securities 100.0% (cost: $708,682,000)		715,547
Other assets less liabilities 0.0%		(429)
Net assets 100.0%		$715,118
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
American Funds Mortgage Fund, Class R-6	12,171,173	8,348,257	—	20,519,430	$3,629	$209,914
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,010
Gross unrealized depreciation on investment securities	(145)
Net unrealized appreciation on investment securities	6,865
Cost of investment securities	708,682
American Funds College Target Date Series — American Funds College 2018 Fund — Page 6 of 8

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Fixed income funds 100.0%	Shares	Value (000)
American Funds Mortgage Fund, Class R-6	12,503,573	$127,911
Intermediate Bond Fund of America, Class R-6	11,003,656	149,210
Short-Term Bond Fund of America, Class R-6	14,918,930	149,040
Total investment securities 100.0% (cost: $426,907,000)		426,161
Other assets less liabilities 0.0%		(291)
Net assets 100.0%		$425,870
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
American Funds Mortgage Fund, Class R-6	2,408,503	10,744,403	649,333	12,503,573	$773	$127,911
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$698
Gross unrealized depreciation on investment securities	(1,444)
Net unrealized depreciation on investment securities	(746)
Cost of investment securities	426,907
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 7 of 8

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2015, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-800-0915O-S49258	American Funds College Target Date Series — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2015